Income Taxes - Schedule of Movement in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement in Valuation Allowance [Abstract]
Opening valuation allowance	$ (29,247)	$ (27,258)
Increase — current year tax loss × 23%	(551)	(1,989)
Closing accumulated Israeli NOL	$ (29,799)	$ (29,247)